Leases	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
Leases

Note 17 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into eleven non-cancellable operating lease agreements with term more than one year for office spaces expiring through August 2026. Upon adoption of FASB ASU 2016-02, the Company recognized approximately RMB 1.8 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.5 years as of June 30, 2022.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expenses for the six months ended June 30, 2021 and 2022 were RMB 1,174,826 and RMB 1,852,211 (USD 275,980), respectively.

The maturity of the Company’s lease obligations is presented below:

Twelve Months Ending June 30,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023	2,220,422	330,843
2024	425,015	63,327
2025	71,287	10,622
2026	71,287	10,622
Total lease payments	2,788,011	415,414
Less: Interest	(168,535)	(25,112)
Present value of lease liabilities	2,619,476	390,302

The Company has operating leases commitment of RMB 552,223 (USD 86,613) with a term less than one year as of June 30, 2022.